Related Party Transactions (Details) - Schedule of related party transactions - SoundHound, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Deferred revenue	$ 11,259	$ 5,301
Accounts Receivable [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Accounts receivable	3,777		$ 2,083
Deferred revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Deferred revenue	16,376		$ 16,787
Revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Revenue	$ 5,238	$ 4,074
Deferred revenue				$ 13,835